Related Party Arrangements	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Arrangements

Note 5 - Related Party Arrangements

Secured Note Transactions

Prior to and in connection with the Transaction, we entered into a series of loan transactions with Belpointe REIT whereby: (i) on October 28, 2020, Belpointe REIT advanced us $35.0 million evidenced by a secured promissory note (the “First Secured Note”) bearing interest at a rate of 0.14%, due and payable on the Maturity Date (as hereinafter defined) and secured by all of our assets, (ii) on February 16, 2021, Belpointe REIT advanced us an additional $24.0 million evidenced by a second secured promissory note (the “Second Secured Note”) on the same terms as the First Secured Note, and (iii) on May 28, 2021, we entered into an agreement with Belpointe REIT to amend the Maturity Date of the First Secured Note and Second Secured Note to December 31, 2021 (the “Maturity Date”) and Belpointe REIT advanced us an additional $15.0 million evidenced by a third secured promissory note (the “Third Secured Note” and, together with the First Secured Note and Second Secured Note, the “Secured Notes”) on the same terms as the First Secured Note and Second Secured Note. We used the proceeds from the Secured Notes to make certain qualified opportunity zone investments, as described in greater detail throughout “Note 6 – Real Estate, Net.”

Upon consummation of the Merger, effective October 12, 2021, we entered into a Release and Cancellation of Indebtedness Agreement with BREIT Merger, the surviving entity in the Merger, pursuant to the terms of which BREIT Merger cancelled the Secured Notes and discharged us from all obligations to repay the principal and any accrued interest on the Secured Notes (a non-cash financing activity). All intercompany activity between the Company and Belpointe REIT has been eliminated for the year ended December 31, 2021.

Our Transactions with Belpointe Investment Holding, LLC

In furtherance of the Merger, Belpointe REIT sold its interest (the “1991 Main Interest”) in the holding company for 1991 Main Street (“1991 Main”) to Belpointe Investment Holding, LLC (“BI Holding”), an affiliate of our Chief Executive Officer. As part of the transaction, BI Holding assumed a $10.8 million secured loan (the “Acquisition Loan”), and Belpointe REIT provided BI Holding with a $24.8 million loan, which was evidenced by a secured promissory note bearing interest at an annual rate of 5.0% and due and payable at maturity on September 14, 2021 (the “BI Secured Note”). Upon consummation of the Merger, we acquired the BI Secured Note as successor in interest to Belpointe REIT. Effective November 30, 2021, we acquired the 1991 Main Interest from BI Holding in consideration of its payment to us of $0.3 million in interest that had accrued under the terms of the BI Secured Note through November 30, 2021, and in satisfaction of its remaining obligations under the BI Secured Note. On April 22, 2022, we repaid the Acquisition Loan in full. For additional details regarding our acquisition of the 1991 Main Interest see “Note 6 – Real Estate, Net.”

Our Transaction with Norpointe, LLC

On January 3, 2022, through an indirect wholly-owned subsidiary, we provided a commercial mortgage loan in the principal amount of $30.0 million (the “Norpointe Loan”) to Norpointe, LLC (“Norpointe”), an affiliate of our Chief Executive Officer. Norpointe is the owner of certain real property located at 41 Wolfpit Avenue, Norwalk, Connecticut 06851 (the “Norpointe Property”). The Norpointe Loan was evidenced by a promissory note bearing interest at an annual rate of 5.0%, due and payable on December 31, 2022, and was secured by a first mortgage lien on the Norpointe Property.

On June 28, 2022, for purposes of complying with the qualified opportunity fund requirements under the Code and related Treasury Regulations, we restructured the Norpointe Loan through an indirect majority owned subsidiary (the “Restructured Norpointe Loan”). The Restructured Norpointe Loan was evidenced by a promissory note bearing interest at an annual rate of 5.0%, due and payable on June 28, 2023, and was secured by a first mortgage lien on the Norpointe Property. On December 13, 2022, the Restructured Norpointe Loan including accrued interest of less than $0.1 million was repaid in full.

Joint Ventures

During the year ended December 31, 2022, $0.3 million of noncontrolling interest contributions were made by affiliates of our Sponsor representing their 0.1% ownership in various investments. These noncontrolling interests will be allocated profit and loss in accordance with the respective operating agreements.

Our Relationship with Our Manager and Sponsor

Our Manager is an affiliate of our Sponsor and is indirectly owned by our Chief Executive Officer and beneficially owned by certain immediate family members of our Chief Executive Officer. Our Manager and its affiliates, including our Sponsor, receive fees or reimbursements in connection with our Primary Offering and the management of our investments.

The following table summarizes the fees incurred on our behalf by, and expenses reimbursable to, our Manager and its affiliates, including our Sponsor, in accordance with the terms of the relevant agreements (amounts in thousands):

	Year Ended December 31,
	2022	2021
Amounts Included in our Consolidated Statements of Operations
Management fees	$2,583	$674
Costs incurred by our Manager and its affiliates (1)	2,349	1,618
Insurance	419	—
Director compensation	80	20
	$5,431	$2,312

Other capitalized costs
Development fee and reimbursements	$5,649	$1,994
Insurance (2)	1,631	—
Offering costs	—	513
Acquisition fee	—	38
	$7,280	$2,545

(1)	Includes wage, overhead and other reimbursements to our Manager and its affiliates, including our Sponsor, which are included in General and administrative expenses in our consolidated statements of operations.

(2)	During the year ended December 31, 2022, we incurred insurance premiums of $4.8 million pertaining to insurance policies with effective dates that commenced during the period, which are included in Other assets in our consolidated balance sheet. Of this amount, zero was unpaid as of December 31, 2022 and $1.6 million was amortized into Real estate under construction in our consolidated balance sheet.

The following table summarizes amounts included in Due to affiliates in our consolidated balance sheets (amounts in thousands):

	December 31,
	2022	2021
Amounts Due to affiliates
Development fees	$4,256	$—
Management fees	661	634
Employee cost sharing and reimbursements (1)	866	852
Director compensation	20	20
Acquisition fee	—	38
	$5,803	$1,544

(1)	Includes wage, overhead and other reimbursements to the Manager and its affiliates, including our Sponsor.

Organizational, Primary Offering and Merger Expenses

Our Manager and its affiliates, including our Sponsor, will be reimbursed, as described in the following paragraph, for organizational and offering expenses incurred in connection with our organization and Primary Offering and for expenses incurred in connection with the Transaction. See “Note 1 – Organization, Business Purpose and Capitalization” for additional details regarding our Primary Offering, and “Note 2 – Exchange Offer, Conversion and Merger,” for additional details regarding the Transaction. We became liable to reimburse our Manager and its affiliates, including our Sponsor, when the first closing was held in connection with our Primary Offering, which occurred in October 2021.

There were no organizational or Primary Offering expenses incurred by our Manager and its affiliates during the year ended December 31, 2022. During the year ended December 31, 2021, our Manager and its affiliates, including our Sponsor, incurred organizational and Primary Offering expenses of $0.6 million as well as transaction expenses of $0.2 million on our behalf, all of which have been fully repaid.

Other Operating Expenses

Pursuant to the terms of a management agreement between us, our Operating Companies and our Manager (the “Management Agreement”), we reimburse our Manager, Sponsor and their respective affiliates for actual expenses incurred on our behalf in connection with the selection, acquisition or origination of investments, whether or not we ultimately acquire or originate an investment. We also reimburse our Manager, Sponsor and their respective affiliates for out-of-pocket expenses paid to third parties in connection with providing services to us.

Pursuant to the terms of an employee and cost sharing agreement between us, our Operating Companies, our Manager and our Sponsor, we reimburse our Sponsor and our Manager for expenses incurred for our allocable share of the salaries, benefits and overhead of personnel providing services to us. During the years ended December 31, 2022 and 2021, our Manager and its affiliates, including our Sponsor, incurred operating expenses of $2.9 million and $1.3 million, respectively, on our behalf. The expenses are payable, at the election of the recipient, in cash, by issuance of our Class A units at the then-current NAV, or through some combination of the foregoing. As of December 31, 2022, all expenses incurred since inception have been paid in cash.

Management Fee

Subject to the limitations set forth in our Amended and Restated Limited Liability Company Operating Agreement (our “Operating Agreement”) and the oversight of our Board, our Manager is responsible for managing our affairs on a day-to-day basis and for the origination, selection, evaluation, structuring, acquisition, financing and development of our commercial real estate properties, real estate-related assets, including but not limited to commercial real estate loans, and debt and equity securities issued by other real estate-related companies, as well as private equity acquisitions and investments, and opportunistic acquisitions of other qualified opportunity funds and qualified opportunity zone businesses.

Pursuant to the Management Agreement, we pay our Manager a quarterly management fee in arrears of one-fourth of 0.75%. The management fee is based on our NAV at the end of each quarter, which, no later than the first quarter following the December 31, 2022 year end, and every quarter thereafter, will be announced within approximately 60 days of the last day of each quarter. For the years ended December 31, 2022 and 2021, we incurred management fees of $2.6 million and $0.7 million, respectively, which are included in Property expenses in our consolidated statements of operations.

Development Fees and Reimbursements

Affiliates of our Sponsor are entitled to receive (i) development fees on each project in an amount that is usual and customary for comparable services rendered to similar projects in the geographic market of the project, and (ii) reimbursements for their expenses, such as employee compensation and other overhead expenses incurred in connection with the project.

In connection with our acquisition of several parcels, comprising 1.6-acres of land, located in St. Petersburg, Florida, in October 2020, and our acquisition of 900 8th Avenue South (as defined and described in greater detail in “Note 6 – Real Estate, Net”), a development fee of 4.5% of total project costs will be charged throughout the course of each project, of which one half was due at the close of each acquisition and is included in Real estate under construction in our consolidated balance sheets.

On March 29, 2022, we commenced construction on one of our properties located in Sarasota, Florida, and in connection therewith, due to an increase in scope of work, we agreed to increase the development fee payable to an affiliate of our Sponsor under the terms of our existing development management agreement from 4.0% to 4.25%. In addition, again due to the increase in scope of work, as well as due to increases in construction costs, we also revised our construction budget. As a result of the increase in development fees and revisions to our construction budget, we incurred an additional upfront development fee of $2.5 million, which is included in Real estate under construction in our consolidated balance sheets. The remaining development fee will be charged throughout the course of the project in accordance with the terms of the development management agreement.

During the years ended December 31, 2022 and 2021, we incurred development fees earned during the construction phase of $4.3 million and $1.5 million, respectively. As of December 31, 2022 and 2021, $4.3 million and zero, respectively, remained due and payable to our affiliates for development fees.

During the years ended December 31, 2022 and 2021, we incurred employee reimbursement expenditures to our affiliates acting as development managers of $1.5 million and $0.6 million, respectively, of which $1.3 million and $0.5 million, respectively, is included in Real estate under construction in our consolidated balance sheets, and $0.2 million and $0.1 million, respectively, is included in General and administrative expenses in our consolidated statements of operations. As of December 31, 2022 and 2021, $0.3 million and $0.4 million, respectively, remained due and payable to our affiliates for employee reimbursement expenditures.

Acquisition Fees

We will pay our Manager, Sponsor, or an affiliate of our Manager or Sponsor, an acquisition fee equal to 1.5% of the total value of any acquisition transaction, including any acquisition through merger with another entity (but excluding any transactions in which our Sponsor, or an affiliate of our Manager or Sponsor, would otherwise receive a development fee). We did not incur any acquisition fees during the year ended December 31, 2022, since all investments acquired during these periods were, or will be, subject to payment of development fees. For the year ended December 31, 2021, we incurred acquisition fees of less than $0.1 million in connection with our acquisition of 901-909 Central (as defined and described in greater detail in “Note 6 – Real Estate, Net”).

Insurance

Certain immediate family members of our Chief Executive Officer have a passive indirect minority beneficial ownership interest in Belpointe Specialty Insurance, LLC (“Belpointe Specialty Insurance”). Belpointe Specialty Insurance has acted as our broker in connection with the placement of insurance coverage for certain of our properties and operations. Belpointe Specialty Insurance earns brokerage commissions related to the brokerage services that it provides to us, which commissions vary, are based on a percentage of the premiums that we pay and are set by the insurer. We have also engaged Belpointe Specialty Insurance to provide us with contract insurance consulting services related to owner-controlled insurance programs, for which we pay an administration fee.

During the year ended December 31, 2022, we obtained insurance coverage and paid premiums in the aggregate amount of $4.8 million from which Belpointe Specialty Insurance earned commissions of $0.5 million. During the year ended December 31, 2022, Belpointe Specialty Insurance earned administration fees of less than $0.1 million. Insurance premiums are prepaid and are included in Other assets in our consolidated balance sheets. With respect to our properties under development, for the year ended December 31, 2022, $1.6 million was amortized into Real estate under construction on the consolidated balance sheet. As it pertains to our operating properties, for year ended December 31, 2022, $0.4 million was amortized into Property expenses on the consolidated statement of operations.

Economic Dependency

Under various agreements we have engaged our Manager and its affiliates, including in certain cases our Sponsor, to provide certain services that are essential to us, including asset management services, asset acquisition and disposition services, supervision of our Primary Offering and any other offerings that we may conduct, as well as other administrative responsibilities for the Company, including, without limitation, accounting services and investor relations services. As a result of these relationships, we are dependent upon our Manager and its affiliates, including our Sponsor. In the event that our Manager and its affiliates are unable to provide us with the services that we have engaged them to provide, we would be required to find alternative service providers.